Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - CAD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	687,059	1,007,064	908,194	1,612,662
Dilutive potential shares from stock options [member]
Earnings per share [line items]
Exercise price of outstanding share options	$ 104.14	$ 132.86	$ 102.98	$ 120.44